ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2014
ACCRUED SEVERANCE PAY, NET [Abstract]
ACCRUED SEVERANCE PAY, NET

NOTE 6   -   ACCRUED SEVERANCE PAY, NET

A.    The Company's liability for severance pay is calculated in accordance with Israeli law based on the latest salary paid to employees and the length of employment in the Company.

Part of the liability is funded through individual insurance policies.

The policies are assets of the company and, under labor agreement subject to certain limitation, they may be transferred to ownership of the beneficiary employees.

B.     A U.S. subsidiary provides defined contribution plan for the benefit of its employees.  Under this plan, contributions are based on specific percentages of pay.